PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	March 31,	March 31,
	2022	2021

Land	$8,502,738	$3,305,967
Building	15,334,220	1,370,083
Computer and software	59,925	–
Leasehold improvement	3,546	–
Equipment and furniture	129,299	84,132
Total	24,029,728	4,760,182
Less: Accumulated depreciation	(789,258)	(290,415)
Property, plant and equipment, net	$23,240,470	$4,469,767

Depreciation expense was $494,729 and $53,763 for the years ended March 31, 2022 and 2021, respectively.

In connection with the $6.2 million long-term bank loan borrowed from the National Bank of Canada, the Company pledged its land and building with net book value of approximately $4.4 million as the collateral to secure the loan.

In connection with the purchase of the two office buildings on April 15, 2021 for total consideration of $10.0 million (C$12.5 million) and $7.9 million (C$9.9 million), respectively, two of the Company’s subsidiaries, Animation Group and NeoCanaan Investment, obtained two bank loans of $7.2 million (C$9.0 million) and $5.6 million (C$7.0 million) from HSBC bank. The two office buildings are pledged as collateral to secure these two loans, are cross guaranteed by the two subsidiaries, and also guaranteed by the shareholder Ms. Fan Zhou personally and the Company.

During the year ended March 31, 2022, Langton has transferred the ownership of three commercial properties to the Company as partial repayment on the outstanding balance due from Langton as at March 31, 2021. The three units of commercial properties were transferred at their fair market value of $760,285 (C$950,000) in total.

There was an addition of $19,238,192 (C$24,038,725) and $nil on property, plant and equipment during the years ended March 31, 2022 and 2021 respectively, and approximately $30,448 and $1,702 appreciation on total original cost and accumulated depreciation respectively are due to appreciation of Canadian dollar relative to US dollars during the year ended March 31, 2022.

No impairment was recorded for the years ended March 31, 2022 and 2021.